Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS ETF TRUST
Prospectus Date	rr_ProspectusDate	Dec. 17, 2024
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs U.S. Large Cap Buffer 3 ETF—SummaryTicker: GBXC Stock Exchange: Cboe BZX Exchange, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs U.S. Large Cap Buffer 3 ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 17, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. Because the Fund had not commenced operations as of the date of the Prospectus, there is no portfolio turnover information quoted for the Fund.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Total Annual Fund Operating Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve a total return, for three-month periods from March 1 to May 31, June 1 to August 31, September 1 to November 30 or December 1 to February 28 or 29, as applicable (each, an “Outcome Period”), that corresponds generally, before fees and expenses, to the share price return of the SPDR® Portfolio S&P 500® ETF (SPLG) (the “Underlying ETF”) or other ETFs that track the S&P 500® Index (the “Underlying ETF’s Index”) up to a “cap” while providing a downside “buffer” and “deep downside protection” against losses over the Outcome Period. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in securities or other instruments that provide exposure to securities of large capitalization U.S. issuers or that provide for the “cap” on gains or the “buffer” or “deep downside protection” against the losses of securities of large capitalization U.S. issuers. For purposes of each Fund’s 80% policy, large capitalization issuers are those within the range of capitalization of the Underlying ETF’s Index. Although the Fund seeks to implement a targeted outcome strategy, there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcome. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. The Fund’s current Outcome Period is the three-month period from March 1, 2025 to May 31, 2025, the next Outcome Period is the three-month period from June 1, 2025 to August 31, 2025, the next Outcome Period is the three-month period from September 1, 2025 to November 30, 2025, and the next Outcome Period is the three-month period from December 1, 2025 to February 28, 2026.* The targeted outcomes sought by the Fund, which include the buffer, deep downside protection and cap discussed below, are based primarily upon the performance of the Underlying ETF over successive three-month periods from March 1 to May 31, June 1 to August 31, September 1 to November 30, and December 1 to February 28 or 29, as applicable.* ◼Buffer: The Fund, and therefore its investors, will participate in Underlying ETF losses up to approximately 5% (the “Initial Loss”) before the Buffer, as defined below, takes effect. After the Initial Loss has occurred, the Fund seeks to provide a downside buffer against approximately 10% of additional Underlying ETF losses (i.e., Underlying ETF losses between 5% and 15%) over each Outcome Period, before the deduction of Fund fees and expenses (the “Buffer”). After deducting Fund fees and expenses, the Buffer is expected to be approximately 9.88% for each Outcome Period. The Buffer is set on or before the first day of an Outcome Period. If the losses of the Underlying ETF continue in excess of the Initial Loss and the Buffer, the Fund, and therefore its investors, will participate in additional losses up to the Deep Downside Protection, as defined below. There is no guarantee the Fund will successfully buffer against losses of the Underlying ETF. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period. The Buffer is discussed in further detail below. ◼Deep Downside Protection: The Fund seeks to provide deep downside protection for extreme market conditions where Underlying ETF losses are in excess of the set deep downside protection amount over an Outcome Period (the “Deep Downside Protection”). The Deep Downside Protection is set on or before the first day of an Outcome Period and may increase or decrease from one Outcome Period to the next, reflecting changes in market volatility, among other factors. The level of protection will generally be lower in more volatile market conditions and higher in quieter markets. There is no guarantee the Fund will successfully provide downside protection against losses of the Underlying ETF in excess of the Deep Downside Protection. The Deep Downside Protection is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period. The Deep Downside Protection is discussed in further detail below. ◼Cap: The Fund’s performance is subject to an upside return limit – or “cap” – that represents the maximum upside percentage return the Fund can achieve for the duration of the Outcome Period (the “Cap”). The Cap is set on or before the first day of an Outcome Period based on the cost of providing the Buffer and the Deep Downside Protection and may increase or decrease from one Outcome Period to the next. If the value of the Underlying ETF increases over an Outcome Period but its return remains below the Cap, the Fund seeks to provide investment returns that that are similar to the performance of the Underlying ETF, before Fund fees and expenses. If the value of the Underlying ETF increases in excess of the Cap, the Fund will participate in the performance up to the Cap but not in further gains beyond the Cap. The Cap is expected to change from one Outcome Period to the next. The Cap is discussed in further detail below. The Buffer, Deep Downside Protection and Cap are calculated prior to taking into account the fees and expenses reflected in the Fund’s “Annual Fund Operating Expenses” Table (included above) annualized over each Outcome Period. Accordingly, the maximum performance of the Fund over an Outcome Period is expected to be lower than the Cap by the amount of Fund fees and expenses. Similarly, the performance of the Fund over an Outcome Period will be reduced by Fund fees and expenses in addition to the Initial Loss and losses in excess of the Buffer up to the Deep Downside Protection. The Fund’s returns will be further reduced by any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by a Fund. The Fund’s website (http://www.gsamfunds.com/ETFs) provides important information about the Fund on a daily basis, including information about the Buffer, the Deep Downside Protection and the Cap for the then-current Outcome Period, the then-current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering an investment in the Fund must visit the website for the latest information. In order to obtain economic exposure to the Underlying ETF and to implement the Buffer, Deep Downside Protection and Cap, the Fund may buy or sell FLexible EXchange® Options (“FLEX Options”) or over-the-counter (“OTC”) or listed call and put options that reference the Underlying ETF or the Underlying ETF’s Index (together with FLEX Options, the “Options”), as well as shares of the Underlying ETF. FLEX Options are customized exchange-traded option contracts available through the Chicago Board Options Exchange. Through FLEX Options, the Fund could customize key contract terms such as exercise prices and expiration dates. The Fund may purchase call FLEX Options with a very low strike price relative to the price of the Underlying ETF to seek to obtain 1 to 1 long economic exposure to the Underlying ETF. The Fund may also obtain economic exposure to the Underlying ETF by purchasing one or more of the following: ETFs, futures, swaps or equity securities. The Fund may also invest in U.S. Treasuries, money market funds or other cash equivalents. The prospectuses and other reports of the Underlying ETFs are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund will purchase and sell call and put Options to seek to achieve targeted outcomes within the Fund’s portfolio. One Option position is designed to buffer the Fund from losses in excess of the Initial Loss up to the Buffer over an Outcome Period, another position is used to limit downside losses beyond the Deep Downside Protection over an Outcome Period, while a third position is designed to provide the Cap for that Outcome Period.The first Option position is designed to buffer the Fund from losses in excess of the Initial Loss up to the Buffer if the Underlying ETF experiences a loss in this range at the end of an Outcome Period. The Fund will generally create this Option position by buying an out-of-the-money put Option and selling a second out-of-the-money put Option with a lower strike price (a “put spread”). The put spread produces the Buffer. There is no guarantee that the Fund will be successful in its attempts to buffer against losses of the Underlying ETF and an investor may lose their entire investment. The Buffer is operative only after the Initial Loss and will provide downside protection only against the next approximately 10% of Underlying ETF losses at the end of an Outcome Period. The second Option position provides Deep Downside Protection for Underlying ETF losses in extreme market conditions where Underlying ETF losses are in excess of the set Deep Downside Protection for that Outcome Period. The Fund will generally create this Option position by buying a deep out-of-the-money put Option. The level of protection targeted by the Deep Downside Protection is determined by using a targeted delta, which is a measure of the fluctuation of the price of the option relative to the fluctuation of the price of the underlying security. There is no guarantee the Fund will successfully provide downside protection against losses of the Underlying ETF in excess of the Deep Downside Protection and an investor may lose their entire investment. The Deep Downside Protection is generally expected to protect losses beyond 20% to 30% for a given Outcome Period, but will vary with market conditions at the start of each Outcome Period. If the Underlying ETF has decreased in value by more than the Initial Loss plus the Buffer at the end of an Outcome Period, the Fund, and therefore its investors, will participate in those losses up to the Deep Downside Protection. If an investor purchases shares of the Fund after the commencement of an Outcome Period, and the Fund has already decreased in value during that Outcome Period, that investor may not fully benefit from the Buffer or the Deep Downside Protection for the remainder of the Outcome Period. Conversely, after the commencement of the Outcome Period, if the Fund has already increased in value since the start of the Outcome Period, then a shareholder investing at that time may experience losses prior to gaining the protection offered by the Buffer and the Deep Downside Protection. Furthermore, because the Buffer and the Deep Downside Protection are designed to be in effect only at the end of an Outcome Period, an investor who sells Fund shares before the end of an Outcome Period may not experience the full effect of the Buffer and Deep Downside Protection. The third Option position is designed to produce the Cap. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to an upside return Cap. The Fund will generally create the Cap by selling at-the-money and/or out-of-the-money call Options. This means that if the value of the Underlying ETF increases over an Outcome Period beyond the level of the Cap, the Fund will not participate in those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap, before Fund fees and expenses, is the maximum return an investor can achieve from an investment in the Fund over an Outcome Period. In the event an investor purchases shares of a Fund after the commencement of an Outcome Period and the Fund has risen in value to a level near the Cap for that Outcome Period, there will likely be little or no ability for that investor to experience investment gains for the remainder of that Outcome Period. The Cap is based on the strike prices of the Options that the Fund has bought and sold over an Outcome Period. The Cap is set on or before the first day of an Outcome Period based on the cost of providing the Buffer and Deep Downside Protection. The Cap may increase or decrease from one Outcome Period to the next. As the Options mature at the end of a three-month Outcome Period, the Fund will enter into a new set of Option positions, which may increase or decrease the Cap for the subsequent three-month Outcome Period. The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On or about the commencement of an Outcome Period, the Fund will supplement this Prospectus and publish on its website (http://www.gsamfunds.com/ETFs) the Fund’s final Buffer, Deep Downside Protection and Cap for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information. The outcomes sought by the Fund are based upon the Fund’s net asset value (“NAV”) on the business day immediately prior to the first day of an Outcome Period. Each Option’s value is ultimately derived from the performance of the Underlying ETF during an Outcome Period. To achieve the desired outcomes for an Outcome Period, an investor must hold Fund shares for the entire three-month Outcome Period. An investor that purchases shares of the Fund after the commencement of an Outcome Period will likely experience investment outcomes very different from those sought by the Fund over the entire Outcome Period. Conversely, an investor that sells shares of the Fund prior to the end of an Outcome Period will likely also experience investment outcomes very different from those sought by the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the targeted outcomes. Targeted outcomes are based on NAV but individual shares of the Fund can only be purchased and sold in secondary market transactions at market price. Illustrations: Potential Scenarios (Before Fund Fee and Expense Deductions) The following charts and table illustrate the hypothetical returns that the Fund seeks to provide where an investor purchases shares of the Fund by the first day of an Outcome Period and holds those shares for the entire Outcome Period. The returns shown in the chart and table are based on a hypothetical Buffer, Deep Downside Protection and Cap and hypothetical performance of the Underlying ETF in certain illustrative scenarios. The returns do not take into account the deduction of Fund fees and expenses (including brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses). If they did, the returns shown for the Fund would be lower. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective or provide any targeted outcome. The below table is an example of hypothetical fund returns compared with Underlying ETF returns. In this example, the Cap is set to 6.5%, the Initial Loss is 5%, the Buffer is 10% and the Deep Downside Protection begins at 30%. The above charts and table are not intended to predict or project the performance of the Options, the Underlying ETF or the Fund. The actual performance of the Underlying ETF may be lower than the hypothetical performance shown in the above table. Investors should not take this information as an assurance of the expected performance of the Options, the Underlying ETF or the Fund. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period. Please contact your financial intermediary for more information. The Fund may invest in one or more underlying funds (including ETFs) that seek to track the Underlying ETF’s Index and one or more money market funds, including ETFs and money market funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter. The Fund intends to also invest directly in fixed income securities (bonds) and equity securities (stocks). These investments may be publicly traded, privately issued, or negotiated. The percentage of the Fund invested in equity and fixed income securities will vary from time to time as the Investment Adviser evaluates such securities’ relative attractiveness and determines the optimal option structure for the Outcome Period. The Fund’s investments in equity securities will be primarily in common stocks of companies held by the Underlying ETF, and the portfolio of equity securities is expected to have a risk/return profile similar to that of the Underlying ETF. The Fund may invest without restriction as to issuer capitalization, country, currency, maturity or credit rating. In addition to the Options, the Fund may invest in other derivatives, total return swaps and futures, each of which can be used for hedging purposes, total return and equity market exposure. The Fund may also utilize various interest rate-related derivatives, including futures and swaps, to manage the duration of its fixed income positions. The Fund also may hold cash or invest in cash equivalents in order to collateralize its derivatives positions. Certain underlying funds may invest in derivatives for both hedging purposes and to seek to increase total return. The Investment Adviser measures the Fund’s performance against the S&P 500® Index (Total Return, USD, Unhedged). The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index. THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN ONE OR MORE ISSUERS OR IN FEWER ISSUERS THAN DIVERSIFIED FUNDS.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not yet commenced investment operations as of the date of the Prospectus, there is no performance information quoted for the Fund. Once available, the Fund’s performance information will be available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not yet commenced investment operations as of the date of the Prospectus, there is no performance information quoted for the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	am.gs.com
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Absence of Regulation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Absence of Regulation Risk. The Fund engages in over-the-counter (“OTC”) transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets (in which option contracts and certain options on swaps are generally traded) than of transactions entered into on organized exchanges.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Buffered Loss Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffered protection against losses if the value of the Underlying ETF decreases over an Outcome Period in excess of the Initial Loss. In the event an investor purchases shares after the commencement of the Outcome Period or sells shares prior to the end of the Outcome Period, the investor may not experience the full effect of the Buffer that the Fund seeks to provide. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including the loss of their entire investment. The Buffer is not guaranteed and may not be achieved. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Capped Upside Return Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns only up to the Cap over an Outcome Period before Fund fees and expenses. In the event that the value of the Underlying ETF increases in excess of the Cap during an Outcome Period, the Fund will not participate in those gains beyond the Cap for that Outcome Period. In the event an investor purchases shares after the commencement of an Outcome Period and the Fund has risen in value to a level near the Cap, there will likely be little or no ability for that investor to experience investment gains for the remainder of that Outcome Period. A new Cap is established on or before the first day of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Cap may increase or decrease from one Outcome Period to the next. The Cap is based on the market costs associated with a series of Options (or other derivatives) that are purchased and sold in order to seek to obtain the relevant market exposure, the Buffer and Deep Downside Protection. The market conditions and other factors that influence the Cap can include, but are not limited to, interest rate levels, the volatility of the Underlying ETF, and relationship of put and calls on the underlying Options. Depending on those factors, it is possible that the Cap will limit the Fund’s return during an Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a Cap, the Buffer and Deep Downside Protection. The Cap may decrease from one Outcome Period to the next. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Cash Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. Unlike certain ETFs, the Fund expects to effect its creations and redemptions primarily for cash, rather than primarily for in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF which generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Deep Downside Protection Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Deep Downside Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide Deep Downside Protection against losses if the value of the Underlying ETF decreases over an Outcome Period. In the event an investor purchases shares after the commencement of the Outcome Period or sells shares prior to the end of the Outcome Period, the investor may not experience the full effect of the Deep Downside Protection that the Fund seeks to provide. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including the loss of their entire investment despite the Deep Downside Protection. The Deep Downside Protection is not guaranteed and may not be achieved. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. The Fund's use of options (including FLEX Options), futures, credit default swaps, total return swaps and other derivative instruments may result in losses, including due to adverse market movements. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund and may expire worthless. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | FLEX Options Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options guaranteed for settlement by the Options Clearing Corporation (the “OCC”), and bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX Options will be affected by, among other things, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price (although they generally move in the same direction).
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Investment Objective and Outcomes Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or its strategy to provide buffered protection against losses. An investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or its strategy to provide buffered protection against losses include, but are not limited to: (i) if the Fund disposes of FLEX Options; (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the investment strategy; or (v) adverse tax law changes affecting the treatment of FLEX Options.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Large Shareholder Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe BZX Exchange, Inc. (the “Exchange”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk. Borrowing and the use of derivatives may result in leverage and may increase market exposure and make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin/collateral requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the Fund's investment risks and cause losses to be realized more quickly.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund may invest in securities or instruments that trade in lower volumes and may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Also, the Fund may make investments that are illiquid. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders (including seed investors) may have a negative impact on the Fund’s liquidity. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. A strategy used by the Investment Adviser may fail to produce the intended results.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Market Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Trading Risk. The NAV of the Fund and the value of your investment may fluctuate. Market prices of Shares may fluctuate, in some cases significantly, in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. Any of these factors, among others, may result in Shares trading at a significant premium or discount to NAV, which will be reflected in the intraday bid/ask spreads and/or the closing price of Shares as compared to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. Additionally, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. The securities held by the Fund may be traded in markets that close at a different time than the stock exchange on which the Fund’s Shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Fund’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV may widen.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Option Writing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Option Writing Risk. Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments. Writing (selling) options is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Other Investment Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk. By investing in other investment companies (including ETFs) indirectly through the Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Outcome Period Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF, subject to the Buffer, Deep Downside Protection and Cap, only if shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve. In addition, the Cap may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Moreover, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. Accordingly, the maximum performance of the Fund over an Outcome Period is expected to be lower than the Cap by these fees and expenses and the performance of the Fund over an Outcome period will be reduced by these fees and expenses in addition to losses beyond the Buffer up to the Deep Downside Protection.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the technology sector), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Seed Investor Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Seed Investor Risk. GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s shares.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Swaps Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Swaps Risk. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Tracking Error Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. Tracking error is the divergence of the Underlying ETF’s performance from that of the Underlying ETF’s Index. The performance of the Underlying ETF may diverge from that of the Underlying ETF’s Index for a number of reasons. Tracking error may occur because of transaction costs, the Underlying ETF’s holding of cash, differences in accrual of dividends, changes to the Underlying ETF’s Index or the need to meet new or existing regulatory requirements. Unlike the Underlying ETF, the returns of the Underlying ETF’s Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Underlying ETF Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The performance of the Fund (without regard to the Buffer, Deep Downside Protection or Cap) may diverge from that of the Underlying ETF for a number of reasons, including Fund fees and expenses.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | US Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Inst | Goldman Sachs U.S. Large Cap Buffer 3 ETF | Goldman Sachs U.S. Large Cap Buffer 3 ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	$ 160

[1]	The Fund’s “Total Annual Fund Operating Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[2]	The Investment Adviser has agreed to waive a portion of its management fee in an amount equal to “Acquired Fund Fees and Expenses”. This arrangement will remain in effect through at least December 17, 2025, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.